Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	13,440,860
Proposed Maximum Offering Price per Unit	2.17
Maximum Aggregate Offering Price	$ 29,166,666.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,537.50
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(b) Estimated pursuant to Rule 457(a) in accordance with Rule 457(r), solely for the purpose of calculating the registration fee, on the basis of the average of the high and low sales prices for the Common Stock on October 26, 2026, as reported on the New York Stock Exchange, in accordance with Rule 457(c).

(c) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, T1 Energy initially deferred payment of all registration fees for the Registration Statement on Form S-3 (Registration No. 333-292857), filed on January 21, 2026. This filing fee exhibit is in connection with a final prospectus supplement dated October 30, 2026, filed by T1 Energy with the SEC pursuant to Rule 424(b) of the Securities Act.